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                                                                JOHN M. RICHARDS
                                                                SENIOR COUNSEL

First MetLife Investors Insurance Company
200 Park Avenue
New York, New York 10166

                                                                   March 6, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: First MetLife Investors Variable Annuity Account One
         File No. 811-08306

Commissioners:

Annual Reports dated December 31, 2008 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of the First MetLife Investors Variable Annuity Account One of First MetLife Investors Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

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First MetLife Investors Variable Annuity Account One
File No. 811-08306 - Page 2

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No 811-21128.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No 811-06310.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Reports for certain series of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000752737, File No. 811-04108.

The Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The Annual Reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786.

The Annual Reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The Annual Reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000824036, File No. 811-05371.

The Annual Reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001011378 File No. 811-07607.

The Annual Reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000778536, File No. 811-04424.

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First MetLife Investors Variable Annuity Account One
File No. 811-08306 - Page 3

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

                                        Sincerely,

                                        /s/ John M. Richards
                                        ------------------------------------
                                        John M. Richards
                                        Senior Counsel
                                        Metropolitan Life Insurance Company